Net finance costs (Tables)	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Summary of Net Finance Costs

Net finance costs	Notes	€ million 2024	€ million 2023	€ million 2022
Finance costs		(1,113)	(1,038)	(818)
Bank loans and overdrafts		(82)	(82)	(44)
Interest on bonds and other loans(a)		(959)	(921)	(673)
Interest on lease liabilities		(77)	(72)	(72)
Net gain/(loss) on transactions for which hedge accounting is not applied(b)		5	37	(29)
On foreign exchange derivatives		(90)	86	123
Exchange difference on underlying items		95	(49)	(152)

Finance income		438	442	281
Pensions and similar obligations	4B	71	110	44
		(604)	(486)	(493)
(a)Interest on bonds and other loans includes the impact of interest rate derivatives that are part of hedge accounting relationships and the related recycling of results from the hedge accounting reserve. This includes an amount of €(3) million (2023: €(16) million) relating to unwinding of discount on deferred consideration for acquisitions.
(b)For further details of derivatives for which hedge accounting is not applied, please refer to note 16C.